Other income	9 Months Ended
Mar. 31, 2022
Other income.
Other income
5	Other income

	For the three months ended		For the nine months ended
	March 31,		March 31,
	2021	2022	2021	2022
	RMB’000	RMB’000	RMB’000	RMB’000
Tax refund	—	—	203	1,610
Government grants (Note (i))	2,781	828	45,125	14,748
Income from depositary bank (Note (ii))	1,503	1,468	2,760	4,524
	4,284	2,296	48,088	20,882

Notes:

(i)	Government grants mainly represented unconditional cash awards granted by the local authorities in the PRC.
(ii)	The Company received an initial payment of USD4,690,000 (equivalent to RMB30,995,000) from depositary bank in December 2020, in connection with the establishment and maintenance of depositary receipt. The amount was amortized using the straight-line method over a five-year arrangement period and was recorded in other income.